Deferred Tax Liabilities - Summary of Deferred Tax Liabilities Recognised (Details)	Feb. 28, 2021 USD ($)
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 1,714,928
Intangible Assets
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	1,667,928
Plant and Equipment
Disclosure Of Deferred Tax Liabilities [Line Items]
Deferred tax liabilities	$ 47,000